Income Taxes - Summary Of Differences Between Income Tax Rates And The Income Tax Provision (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 25, 2022	Mar. 31, 2022	Dec. 26, 2021
Schedule Of Differences Between Income Taxes Expected At US Statutory Income Tax Rates And The Income Tax Provision [Line Items]
Income taxes computed at U.S. federal statutory rate					$ (15,300)	$ 1,100		$ 2,400
Foreign operations subject to different income tax rates					6,800	5,000		7,100
State income tax					5,900	(600)		3,500
Remeasurements of originating deferred tax assets and liabilities					4,700	(4,700)		(9,200)
Permanent differences					100	2,100		0
Nondeductible share-based compensation					1,200	1,800		(2,700)
Nondeductible officers compensation					7,700	9,800		5,100
Non-controlling interest in partnerships					18,600	1,800		3,700
Foreign derived intangible income					(2,400)	(1,400)		0
Other					2,700	1,700		1,500
Changes in valuation allowance					4,200	(2,300)		5,900
Income tax expense benefit discontinued operations	$ 3,200	$ 6,300	$ 13,300	$ 16,700	$ 34,200	$ 14,300	$ 12,738	$ 17,300	$ 1,469